Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Reporting_Unit	Dec. 31, 2013	Dec. 31, 2012	Apr. 16, 2013
Significant Acquisitions and Disposals [Line Items]
Net liabilities	$ (651,383,000)	$ (378,246,000)		$ (27,792,000)
Allowance for doubtful accounts	0	0
Number of reporting unit	1
Tonnage tax included in operating expenses	$ 126,000	$ 100,000	$ 66,000
KNOT Shuttle Tankers AS [Member]
Significant Acquisitions and Disposals [Line Items]
Ownership description	As of February 27, 2013, KNOT Shuttle Tankers AS acquired the 100% ownership in KNOT Shuttle Tankers 12 AS, KNOT Shuttle Tankers 17 AS, KNOT Shuttle Tankers 18 AS, and Knutsen Shuttle Tankers XII AS in a reorganization under common control. As of February 27, 2013, KNOT Shuttle Tankers 12 AS and Knutsen Shuttle Tankers XII AS owned a 90% and 10% ownership interest, respectively, in Knutsen Shuttle Tankers XII KS; and KNOT Shuttle Tankers 17 AS owned a 100% interest in the Bodil Knutsen and KNOT Shuttle Tankers 18 AS owned a 100% interest in the Windsor Knutsen. As a reorganization of entities under common control, the transfer of the subsidiaries and other net assets has been recorded at KNOT’s historical book value.